INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal income tax benefit attributable to:
Current operations	$ 93,000	$ (6,748)
Less: valuation allowance	(93,000)	6,748
Net provision for Federal income taxes